CAPITAL STOCK - Disclosure of detailed information about summarizes change in accrued DSU liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Capital Stock [Abstract]
Outstanding, beginning of year	$ 186	$ 0
Change in accrued DSU liability	176	181
Effect of foreign currency translation	11	5
Outstanding, end of year	$ 373	$ 186